Accounting Policies and Procedures: Advertising Costs, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Advertising Costs, Policy	Advertising costs The Company expenses all costs of advertising as incurred. There were no advertising costs included in selling, general and administrative expenses at December 31, 2013 and 2012.